UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cadian Capital Management, LLC

Address:  461 Fifth Avenue
          24th Floor
          New York, New York  10017

13F File Number: 028-12842

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Graham Quigley
Title:    Chief Financial Officer
Phone:    (212) 792-8800


Signature, Place and Date of Signing:

/s/ Graham Quigley              New York, New York         February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  2

Form 13F Information Table Entry Total:  41

Form 13F Information Table Value Total:  $342,162
                                         (thousands)


List of Other Included Managers:

No.        Form 13F File Number               Name

1.         028-12841                          Cadian Fund LP

2.         028-12845                          Cadian Offshore Fund Ltd.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2    COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6   COL 7         COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP        (x1000)   PRN AMT   PRN CALL  DISCRETION  MNGRS    SOLE     SHARED  NONE
--------------                --------------   -----        -------   -------   --- ----  ----------  -----    ----     ------  ----
3PAR INC                      COM              88580F109     9,112     1,194,210 SH         DEFINED    1,2    1,194,210
ADVANCE AUTO PARTS INC        COM              00751Y106     2,019        60,000 SH         DEFINED    1,2       60,000
AMERICAN SUPERCONDUCTOR CORP  COM              030111108     7,957       487,884 SH         DEFINED    1,2      487,884
AMERICAN SUPERCONDUCTOR CORP  COM              030111108       176        10,800     PUT    DEFINED    1,2       10,800
ANALOG DEVICES INC            COM              032654105     3,460       181,900 SH         DEFINED    1,2      181,900
ARCSIGHT INC                  COM              039666102     3,846       480,130 SH         DEFINED    1,2      480,130
BUCKLE INC                    COM              118440106       218        10,000 SH         DEFINED    1,2       10,000
CADENCE DESIGN SYSTEM INC     COM              127387108    17,305     4,728,133 SH         DEFINED    1,2    4,728,133
CHINA MED TECHNOLOGIES INC    SPONSORED ADR    169483104    13,857       683,948 SH         DEFINED    1,2      683,948
COGO GROUP INC                COM              192448108     1,258       258,791 SH         DEFINED    1,2      258,791
DATA DOMAIN INC               COM              23767P109       758        40,300 SH         DEFINED    1,2       40,300
FIDELITY NATL INFORMATION SV  COM              31620M106    15,455       949,900 SH         DEFINED    1,2      949,900
HOLOGIC INC                   COM              436440101    23,212     1,776,000 SH         DEFINED    1,2    1,776,000
INNERWORKINGS INC             COM              45773Y105       193        29,400 SH         DEFINED    1,2       29,400
INTEGRATED DEVICE TECHNOLOGY  COM              458118106    14,337     2,555,568 SH         DEFINED    1,2    2,555,568
INVENTIV HEALTH INC           COM              46122E105    26,374     2,285,413 SH         DEFINED    1,2    2,285,413
INVERNESS MED INNOVATIONS IN  COM              46126P106    33,432     1,767,954 SH         DEFINED    1,2    1,767,954
INVERNESS MED INNOVATIONS IN  COM              46126P106    18,910     1,000,000     CALL   DEFINED    1,2    1,000,000
IXIA                          COM              45071R109    11,177     1,933,715 SH         DEFINED    1,2    1,933,715
LIFE TECHNOLOGIES CORP        COM              53217V109    19,122       820,325 SH         DEFINED    1,2      820,325
LIFE TIME FITNESS INC         COM              53217R207     2,590       200,000 SH         DEFINED    1,2      200,000
LIONBRIDGE TECHNOLOGIES INC   COM              536252109     5,287     4,229,956 SH         DEFINED    1,2    4,229,956
LULULEMON ATHLETICA INC       COM              550021109       714        90,000     PUT    DEFINED    1,2       90,000
MAGMA DESIGN AUTOMATION       COM              559181102     1,519     1,489,211 SH         DEFINED    1,2    1,489,211
MASTERCARD INC                CL A             57636Q104     1,429        10,000 SH         DEFINED    1,2       10,000
MENTOR GRAPHICS CORP          COM              587200106     1,396       269,955 SH         DEFINED    1,2      269,955
MF GLOBAL LTD                 SHS              G60642108     3,488     1,709,600 SH         DEFINED    1,2    1,709,600
MSCI INC                      CL A             55354G100    19,216     1,082,002 SH         DEFINED    1,2    1,082,002
NETSUITE INC                  COM              64118Q107       498        59,000 SH         DEFINED    1,2       59,000
ON SEMICONDUCTOR CORP         COM              682189105    10,676     3,140,123 SH         DEFINED    1,2    3,140,123
ON SEMICONDUCTOR CORP         COM              682189105       680       199,900     CALL   DEFINED    1,2      199,900
PEGASYSTEMS INC               COM              705573103    10,627       859,767 SH         DEFINED    1,2      859,767
QUALCOMM INC                  COM              747525103    20,036       559,185 SH         DEFINED    1,2      559,185
QUALITY SYS INC               COM              747582104     4,649       106,584 SH         DEFINED    1,2      106,584
SHERWIN WILLIAMS CO           COM              824348106     1,195        20,000 SH         DEFINED    1,2       20,000
SUNPOWER CORP                 COM CL A         867652109    10,741       290,310 SH         DEFINED    1,2      290,310
SUNPOWER CORP                 COM CL B         867652307    11,494       377,589 SH         DEFINED    1,2      377,589
SYNOPSYS INC                  COM              871607107    11,010       594,500 SH         DEFINED    1,2      594,500
TIFFANY & CO NEW              COM              886547108     1,182        50,000 SH         DEFINED    1,2       50,000
VISA INC                      COM CL A         92826C839     1,311        25,000 SH         DEFINED    1,2       25,000
VISIONCHINA MEDIA INC         SPONS ADR        92833U103       246        45,000 SH         DEFINED    1,2       45,000




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